Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.04	$ 0.04
Ordinary shares, shares authorized	900,000,000	900,000,000
Ordinary shares, shares issued	31,195,477	15,639,877
Ordinary shares, shares outstanding	29,888,248	14,332,648
Treasury shares, shares	1,307,229	1,307,229